Segments (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of operating segments [abstract]
Summary of Results by Segment
Results by segment

For the years ended 31 December

	Retail Banking	Consumer Finance	Corporate & Commercial Banking	Corporate Centre	Total
2022	£m	£m	£m	£m	£m
Net interest income	3,689	180	580	23	4,472
Non-interest income / (expense)	197	195	146	(4)	534
Total operating income	3,886	375	726	19	5,006
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(1,683)	(144)	(342)	(201)	(2,370)
Credit impairment (charges)/write-backs	(263)	(27)	(31)	—	(321)
Provisions for other liabilities and charges	(395)	(6)	(8)	(12)	(421)
Total operating credit impairment (charges)/write-backs, provisions and charges	(658)	(33)	(39)	(12)	(742)
Profit/(loss) from continuing operations before tax	1,545	198	345	(194)	1,894

Revenue from external customers	4,153	513	732	(392)	5,006
Inter-segment revenue	(267)	(138)	(6)	411	—
Total operating income	3,886	375	726	19	5,006

Revenue from external customers includes the following fee and commission income:(1)
–Current account and debit card fees	502	—	60	—	562
–Insurance, protection and investments	78	—	—	—	78
–Credit cards	95	—	—	—	95
–Non-banking and other fees(2)	2	20	77	2	101
Total fee and commission income	677	20	137	2	836
Fee and commission expense	(483)	(5)	(18)	(6)	(512)
Net fee and commission income/(expense)	194	15	119	(4)	324

Customer loans	194,661	5,384	18,518	1,141	219,704
Total assets(3)	203,697	10,371	18,518	59,657	292,243
Of which assets held for sale	—	—	—	49	49
Customer deposits	161,748	—	24,798	9,930	196,476
Total liabilities	161,821	1,223	24,473	90,015	277,532

Average number of full-time equivalent staff	15,212	531	2,336	194	18,273
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment charge allowances.

	Retail Banking	Consumer Finance	Corporate & Commercial Banking	Corporate & Investment Banking	Corporate Centre	Total
2021	£m	£m	£m	£m	£m	£m
Net interest income/(expense)	3,374	233	397	—	(7)	3,997
Non-interest income	201	178	112	—	56	547
Total operating income	3,575	411	509	—	49	4,544
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(1,703)	(163)	(365)	—	(309)	(2,540)
Credit impairment (charges)/write-backs	98	33	90	—	12	233
Provisions for other liabilities and charges	(187)	4	(34)	—	(162)	(379)
Total operating credit impairment (charges)/write-backs, provisions and charges	(89)	37	56	—	(150)	(146)
Profit/(loss) from continuing operations before tax	1,783	285	200	—	(410)	1,858

Revenue from external customers	4,061	489	619	—	(625)	4,544
Inter-segment revenue	(486)	(78)	(110)	—	674	—
Total operating income/(expense)	3,575	411	509	—	49	4,544

Revenue from external customers includes the following fee and commission income:(1)
–Current account and debit card fees	428	—	50	—	—	478
–Insurance, protection and investments	67	—	—	—	—	67
–Credit cards	73	—	—	—	—	73
–Non-banking and other fees(2)	2	10	62	—	2	76
Total fee and commission income	570	10	112	—	2	694
Fee and commission expense	(384)	—	(22)	—	(8)	(414)
Net fee and commission income	186	10	90	—	(6)	280

Customer loans	185,608	4,984	19,282	—	742	210,616
Total assets(3)	193,214	8,873	19,281	—	72,308	293,676
Customer deposits	156,991	—	26,466	—	8,719	192,176
Total liabilities	157,622	1,173	26,513	—	91,990	277,298

Average number of full-time equivalent staff	16,149	670	2,281	528	216	19,844

2020
Net interest income	2,758	264	355	—	4	3,381
Non-interest income	245	127	96	—	(14)	454
Total operating income	3,003	391	451	—	(10)	3,835
Operating expenses before credit impairment (charges)/write-backs, provisions and charges	(1,792)	(166)	(324)	—	(143)	(2,425)
Credit impairment (charges)/write-backs	(264)	(44)	(294)	—	(37)	(639)
Provisions for other liabilities and charges	(160)	(8)	(6)	—	(89)	(263)
Total operating credit impairment (charges)/write-backs, provisions and charges	(424)	(52)	(300)	—	(126)	(902)
Profit/(loss) from continuing operations before tax	787	173	(173)	—	(279)	508

Revenue from external customers	3,685	501	608	—	(959)	3,835
Inter-segment revenue	(682)	(110)	(157)	—	949	—
Total operating income	3,003	391	451	—	(10)	3,835

Revenue from external customers includes the following fee and commission income:(1)
–Current account and debit card fees	442	—	42	—	—	484
–Insurance, protection and investments	65	—	—	—	—	65
–Credit card fees	66	—	—	—	—	66
–Non-banking and other fees(2)	3	10	50	—	3	66
Total fee and commission income	576	10	92	—	3	681
Fee and commission expense	(337)	—	(22)	—	(4)	(363)
Net fee and commission income	239	10	70	—	(1)	318

Customer loans	178,451	8,025	20,821	2,784	288	210,369
Total assets(3)	186,226	11,143	20,820	2,784	78,091	299,064
Customer deposits	152,167	—	24,985	6,506	8,074	191,732
Total liabilities	152,687	2,397	25,011	6,517	96,207	282,819

Average number of full-time equivalent staff	18,198	640	2,405	716	180	22,139
(1)The disaggregation of fees and commission income as shown above is not included in reports provided to the chief operating decision maker but is provided to show the split by reportable segments.
(2)Non-banking and other fees include mortgages (except mortgage account fees), consumer finance, commitment commission, asset finance, invoice finance and trade finance.
(3)Includes customer loans, net of credit impairment charge allowances.
(4)CIB results presented as discontinued operations. See Note42.